RECLAMATION AND CLOSURE PROVISION	12 Months Ended
Dec. 31, 2021
Restructuring provision [abstract]
RECLAMATION AND CLOSURE PROVISION [Text Block]

6. RECLAMATION AND CLOSURE PROVISION

Changes to the reclamation and closure provision during the year were as follows:

2021
Balance, beginning of year	$-
Reclamation and closure provision capitalized to mineral property, plant, and equipment	2,713
Balance, end of year	$2,713

The reclamation and closure cost provision is calculated as the present value of estimated future net cash outflows based on the following key assumptions:

● The discount rate used in discounting the estimated reclamation and closure cost provision was 5.5% during 2021.

● The majority of the expenditures are expected to occur in 2031.

● A 1% change in the discount rate would result in an approximately $200 increase or decrease in the provision, while holding other assumptions consistent.

The undiscounted value of the reclamation and closure provision is estimated to be $4,357 which is calculated using a long-term inflation rate assumption of 3.0% to 4.5%.